Annual Total Returns- Strengthening Dollar 2x Strategy Fund (Class H) [BarChart] - Class H - Strengthening Dollar 2x Strategy Fund - Class H	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.08%)	(6.10%)	(2.95%)	23.03%	14.03%	6.20%	(18.14%)	11.71%	4.99%	(13.68%)